SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Other Asset Impairment Charges	$ 17,448,198	$ 0	$ 0	$ 17,448,198